OTHER INCOME	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Other income

7. OTHER INCOME

Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2018	2017	2016
Interest income and other		$22	$32	$41
Gain on available for sale investments		-	15	-
Gains on settlement of foreign currency contracts		28	-	23
		$50	$47	$64